INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7 – INCOME TAXES

On December 22, 2017, H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018.

The statutory tax rate is the percentage imposed by law; the effective tax rate is the percentage of income actually paid by a company after considering tax deductions, exemptions, credits and operating loss carry forwards.

At December 31, 2021 and 2020 deferred tax assets consist of the following:

	December 31, 2021	December 31, 2020
Federal loss carryforwards	$2,347,266	$1,309,534
Less: valuation allowance	(2,347,266)	(1,309,534)
	$-	$-

The Company has established a valuation allowance equal to the full amount of the deferred tax asset primarily due to uncertainty in the utilization of the net operating loss carry forwards.

The estimated net operating loss carry forwards of approximately $10,462,828 will be available based on the new carryover rules in section 172(a) passed with the Tax Cuts and Jobs Acts.